Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Business Description of Entity [Policy Text Block]

The Company

AcelRx Pharmaceuticals, Inc., or the Company, or AcelRx, was incorporated in Delaware on July 13, 2005 as SuRx, Inc. The Company subsequently changed its name to AcelRx Pharmaceuticals, Inc. The Company’s operations are based in Hayward, California.

AcelRx is a specialty pharmaceutical company focused on the development and commercialization of innovative therapies for use in medically supervised settings. DSUVIA® (known as DZUVEO® in Europe) is focused on the treatment of acute pain, and utilizes sufentanil, delivered via a non-invasive route of sublingual administration, exclusively for use in medically supervised settings. On November 2, 2018, the U.S. Food and Drug Administration, or FDA, approved DSUVIA for use in adults in a certified medically supervised healthcare setting, such as hospitals, surgical centers, and emergency departments, for the management of acute pain severe enough to require an opioid analgesic and for which alternative treatments are inadequate. The commercial launch of DSUVIA in the United States occurred in the first quarter of 2019. In June 2018, the European Commission, or EC, granted marketing approval of DZUVEO for the management of acute moderate to severe pain in adults in medically monitored settings. Zalviso was approved in Europe and was commercialized by Grünenthal GmbH, or Grünenthal, through May 12, 2021 (see Termination of Grünenthal Agreements below). In July 2022, the European Marketing Authorization for Zalviso was withdrawn.

On March 12, 2023, the Company entered into an asset purchase agreement, or the DSUVIA Agreement, with Vertical Pharmaceuticals, LLC, a wholly owned subsidiary of Alora Pharmaceuticals, LLC, or together Alora, pursuant to which Alora will acquire certain assets and assume certain liabilities relating to DSUVIA or DZUVEO, or any other single-dose pharmaceutical product for use in medically supervised settings containing a sublingual tablet that includes sufentanil as the sole active ingredient, as a 30 mcg tablet or other dosage form or strength as reasonably necessary for lifecycle management, or the Product. The closing of the Purchase Agreement occurred on April 3, 2023 (see Note 3, “Discontinued Operations” and Note 20, “Subsequent Events” below.

In July 2021, the Company entered into a License and Commercialization Agreement with Laboratoire Aguettant, or Aguettant, for Aguettant to commercialize DZUVEO in the European Union, Norway, Iceland, Liechtenstein, Andorra, Vatican City, Monaco, Switzerland and the United Kingdom, or the DZUVEO Agreement. See Note 20, “Subsequent Events” below.

In July 2021, the Company also entered into a separate License and Commercialization Agreement with Aguettant, or the PFS Agreement, pursuant to which the Company obtained the exclusive right to develop and, subject to FDA approval, commercialize in the United States (i) an ephedrine pre-filled syringe containing 10 ml of a solution of 3 mg/ml ephedrine hydrochloride for injection, and (ii) a phenylephrine pre-filled syringe containing 10 ml of a solution of 50 mcg/ml phenylephrine hydrochloride for injection. Aguettant will supply the Company with the products for use in commercialization and, if they are approved in the U.S., Aguettant is entitled to receive up to $24 million in sales-based milestone payments. See Note 20, “Subsequent Events” below.

On January 7, 2022, the Company acquired Lowell Therapeutics, Inc., or Lowell, a privately held company (see Note 4, “Asset Acquisition” below), and, as a result acquired Niyad™, a regional anticoagulant for the dialysis circuit during continuous renal replacement therapy, or CRRT, for acute kidney injury, or AKI, patients in the hospital, and for chronic kidney disease patients undergoing intermittent hemodialysis, or IHD, in dialysis centers. The Company plans to study Niyad, which has received Breakthrough Device Designation status from the FDA and an ICD-10 procedural code from the U.S. Centers for Medicare & Medicaid Services, under an investigational device exemption. While not approved for commercial use in the United States, the active drug component of Niyad, nafamostat, has been approved in Japan and South Korea as a regional anticoagulant for the dialysis circuit, disseminated intravascular coagulation, and acute pancreatitis. Niyad is a lyophilized formulation of nafamostat, a broad-spectrum, synthetic serine protease inhibitor, which has a half-life of 8 minutes, with anticoagulant, anti-inflammatory and potential anti-viral activities. In addition, the Company acquired LTX-608, a proprietary nafamostat formulation for direct IV infusion that it intends to develop for the treatment of acute respiratory distress syndrome, or ARDS, and disseminated intravascular coagulation, or DIC.

Termination of Grünenthal Agreements

On December 16, 2013, AcelRx and Grünenthal entered into a Collaboration and License Agreement, or the License Agreement, which was amended effective July 17, 2015, and September 20, 2016, or the Amended License Agreement, which granted Grünenthal rights to commercialize Zalviso in Europe. In September 2015, the European Commission granted marketing approval for the marketing authorization application, or MAA, for Zalviso for the management of acute moderate-to-severe post-operative pain in adult patients. On December 16, 2013, AcelRx and Grünenthal entered into a Manufacture and Supply Agreement, or the MSA, which was amended effective July 15, 2015, or the Amended MSA, and together with the Amended License Agreement, the Grünenthal Agreements. Under the Amended MSA, the Company exclusively manufactured and supplied Zalviso for Grünenthal’s European sales.

On May 18, 2020, the Company received a notice from Grünenthal that it had exercised its right to terminate the Grünenthal Agreements, effective November 13, 2020. The terms of the Grünenthal Agreements were extended to May 12, 2021 to enable Grünenthal to sell down its Zalviso inventory, a right it had under the Grünenthal Agreements. The rights to market and sell Zalviso in the Zalviso Territory reverted back to the Company on May 12, 2021. In July 2022, the European Marketing Authorization for Zalviso was withdrawn.

Termination of Royalty Monetization

On September 18, 2015, the Company sold the majority of the royalty rights and certain commercial sales milestones it was entitled to receive under the Amended License Agreement with Grünenthal to PDL BioPharma, Inc., or PDL, in a transaction referred to as the Royalty Monetization. On August 31, 2020, PDL announced it sold its royalty interest for Zalviso to SWK Funding, LLC, or SWK. On May 31, 2022, the Company entered into a Termination Agreement with SWK to fully terminate the Royalty Monetization for which the Company paid cash consideration of $0.1 million. Neither PDL nor SWK retains any further interest in the Royalty Monetization. Accordingly, effective May 31, 2022, the Royalty Monetization is no longer reflected on the Company’s consolidated financial statements or other records as a sale of assets to PDL or SWK, and all security interests and other liens of every type held by the parties to the Royalty Monetization have been terminated and automatically released without further action by any party. The $84.1 million gain on extinguishment of the liability related to the sale of future royalties is recognized in the consolidated statements of operations as other income.

Liquidity and Going Concern

The consolidated financial statements for the year ended December 31, 2022 were prepared on the basis of a going concern, which contemplates that the Company will be able to realize assets and discharge liabilities in the normal course of business. The termination of the Royalty Monetization resulted in net income for the year ended December 31, 2022; however, before this, the Company had incurred recurring operating losses and negative cash flows from operating activities since inception and expects to continue to incur operating losses and negative cash flows in the future. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Considering the Company’s current cash resources and its current and expected levels of operating expenses for the next twelve months, management expects to need additional capital to fund its planned operations prior to the 12 month anniversary of the date the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 is filed with the United States Securities and Exchange Commission, or the SEC. Management may seek to raise such additional capital through public or private equity offerings, including under the Controlled Equity OfferingSM Sales Agreement, or the ATM Agreement, with Cantor Fitzgerald & Co., or Cantor, debt securities, a new debt facility, monetizing or securitizing certain assets, entering into product development, license or distribution agreements with third parties, or divesting any of the Company’s remaining product candidates. While management believes its plans to raise additional funds will alleviate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern, these plans are not entirely within the Company’s control and cannot be assessed as being probable of occurring. Additional funds may not be available when the Company needs them on terms that are acceptable to the Company, or at all. If adequate funds are not available, the Company may be required to further reduce its workforce or delay the development of its regulatory filing plans for its product candidates in advance of the date on which the Company’s cash resources are exhausted to ensure that the Company has sufficient capital to meet its obligations and continue on a path designed to preserve stockholder value. In addition, if additional funds are raised through collaborations, strategic alliances or licensing arrangements with third parties, the Company may have to relinquish rights to its technologies, future revenue streams or product candidates, or to grant licenses on terms that may not be favorable to the Company.

Reverse Stock Split, Policy [Policy Text Block]

Reverse Stock Split

On September 23, 2022, at a special meeting of stockholders, the Company's stockholders authorized the Company’s Board of Directors to effect a reverse stock split of all outstanding shares of common stock in a range of 1-for-10 to 1-for-30. The Board of Directors subsequently approved a reverse stock split with a ratio of 1-for-20, or the Reverse Stock Split. On October 25, 2022, following the filing of a certificate of amendment to the Company’s amended and restated certificate of incorporation, every 20 shares of the Company's common stock that were issued and outstanding automatically converted into one outstanding share of common stock. The Reverse Stock Split affected all shares of common stock outstanding immediately prior to the effective time of the Reverse Stock Split, as well as the number of shares of common stock available for issuance under the Company's equity incentive and employee stock purchase plans. Outstanding stock options, restricted stock units and warrants were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased. The Reverse Stock Split affected all holders of common stock uniformly and did not affect any stockholder's percentage of ownership interest. The par value of the Company's common stock remained unchanged at $0.001 per share and the number of authorized shares of common stock remained the same after the Reverse Stock Split.

As the par value per share of the Company's common stock remained unchanged at $0.001 per share, the change in the common stock recorded at par value has been reclassified to additional paid-in capital on a retroactive basis. All references to shares of common stock, stock options, restricted stock units and warrants and per share data for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted to reflect the Reverse Stock Split on a retroactive basis.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States, or GAAP, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Reclassification, Comparability Adjustment [Policy Text Block]

Reclassifications

Certain prior year amounts in the consolidated financial statements have been reclassified to conform to the current year's presentation. In particular, the restricted cash classified as “Cash and cash equivalents” has been reclassified to “Restricted cash, net of current portion” in the consolidated balance sheets as of December 31, 2021 and in the consolidated statement of cash flows as of December 31, 2022 and December 31, 2021. See “—Cash, Cash Equivalents and Restricted Cash” below.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes its most significant accounting estimates relate to revenue recognition, inventory valuation and the liability related to the sale of future royalties. Management evaluates its estimates on an ongoing basis including critical accounting policies. Estimates are based on historical experience and on various other market-specific and other relevant assumptions that the Company believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash, Cash Equivalents, and Marketable Securities [Policy Text Block]

Cash, Cash Equivalents, Restricted Cash and Short-Term Investments

The Company considers all highly liquid investments with an original maturity (at date of purchase) of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks.

On May 30, 2019, the Company entered into a Loan Agreement with Oxford Finance LLC, or Oxford, or the Lender. The Loan Agreement requires that the Company always maintain unrestricted cash of not less than $5.0 million in accounts subject to control agreements in favor of the Lender, tested monthly as of the last day of the month. The Company has classified these unrestricted funds as restricted cash on the consolidated balance sheets.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts in the consolidated statements of cash flows:

	Balance as of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$15,275	$7,663
Restricted cash	5,000	—
Restricted cash, net of current portion	—	5,000
Total cash, cash equivalents, and restricted cash	$20,275	$12,663

All marketable securities are classified as available for sale and consist of commercial paper, U.S. government sponsored enterprise debt securities and corporate debt securities. These securities are carried at estimated fair value, which is based on quoted market prices or observable market inputs of almost identical assets, with unrealized gains and losses included in accumulated other comprehensive income (loss). The amortized cost of securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in interest income or expense. The cost of securities sold is based on specific identification. The Company’s investments are subject to a periodic impairment review for other-than-temporary declines in fair value. The Company’s review includes the consideration of the cause of the impairment including the creditworthiness of the security issuers, the number of securities in an unrealized loss position, the severity and duration of the unrealized losses and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in the market value. When the Company determines that the decline in fair value of an investment is below its accounting basis and this decline is other than temporary, it reduces the carrying value of the security it holds and records a loss in the amount of such decline.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company measures and reports its cash equivalents, investments and financial liabilities at fair value. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level I—Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II—Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level III—Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Segment Reporting, Policy [Policy Text Block]

Segment Information

The Company operates in a single segment, the development and commercialization of innovative therapies for use in medically supervised settings. The Company’s product sales revenue consists of sales of Zalviso in Europe by Grünenthal. The Company’s contract and collaboration revenue consists of non-cash royalty revenue, royalty revenue, and other revenue under the Grünenthal Agreements. See Note 8, “Revenue from Contracts with Customers” below.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Risk

The Company invests cash that is currently not being used for operational purposes in accordance with its investment policy in debt securities of U.S. government sponsored agencies, commercial paper and overnight deposits. The Company is exposed to credit risk in the event of default by the institutions holding the cash equivalents and available-for-sale securities to the extent recorded on the consolidated balance sheets. The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company's financial condition, results of operations, and cash flows.

Zalviso was sold in Europe by Grünenthal through May 2021.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, generally three to five years. Leasehold improvements are amortized over the shorter of the estimated useful life of the improvements or the remaining lease term. Expenditures for repairs and maintenance, which do not extend the useful life of the property and equipment, are expensed as incurred. Upon retirement, the asset cost and related accumulated depreciation are relieved from the accompanying consolidated balance sheets. Gains and losses associated with dispositions are reflected as a component of interest income and other income, net in the accompanying consolidated statements of operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

The Company periodically assesses the impairment of long-lived assets and, if indicators of asset impairment exist, the Company assesses the recoverability of the affected long-lived assets by determining whether the carrying value of such assets can be recovered through an analysis of the undiscounted future expected operating cash flows. If impairment is indicated, the Company records the amount of such impairment for the excess of the carrying value of the asset over its estimated fair value. See Note 5, “Property and Equipment, Net” below.

Business Combinations Policy [Policy Text Block]

Acquisitions

The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If so, the transaction is accounted for as an asset acquisition. If not, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs, which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.

Acquisitions meeting the definition of business combinations are accounted for using the acquisition method of accounting, which requires that the purchase price be allocated to the net assets acquired at their respective fair values. In a business combination, any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.

For asset acquisitions, a cost accumulation model is used to determine the cost of an asset acquisition. Direct transaction costs are recognized as part of the cost of an asset acquisition. The Company also evaluates which elements of a transaction should be accounted for as a part of an asset acquisition and which should be accounted for separately. The cost of an asset acquisition, including transaction costs, is allocated to identifiable assets acquired and liabilities assumed based on a relative fair value basis. Goodwill is not recognized in an asset acquisition. Any difference between the cost of an asset acquisition and the fair value of the net assets acquired is allocated to the non-monetary identifiable assets based on their relative fair values. When a transaction accounted for as an asset acquisition includes an in-process research and development, or IPR&D, asset, the IPR&D asset is only capitalized if it has an alternative future use other than in a particular research and development project. For an IPR&D asset to have an alternative future use (a) the Company must reasonably expect that it will use the asset acquired in the alternative manner and anticipate economic benefit from that alternative use, and (b) the Company’s use of the asset acquired is not contingent on further development of the asset subsequent to the acquisition date (that is, the asset can be used in the alternative manner in the condition in which it existed at the acquisition date). Otherwise, amounts allocated to IPR&D that have no alternative use are expensed. Asset acquisitions may include contingent consideration arrangements that encompass obligations to make future payments to sellers contingent upon the achievement of future financial targets. Contingent consideration is not recognized until all contingencies are resolved and the consideration is paid or probable of payment, at which point the consideration is allocated to the assets acquired on a relative fair value basis.

Lessee, Leases [Policy Text Block]

Leases

The Company follows the provisions of Accounting Standards Update, or ASU, 2016-02, Leases (Topic 842). At the inception of an arrangement, the Company determines whether the arrangement is, or contains, a lease based on the unique facts and circumstances present. Operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes its incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Certain adjustments to the right-of-use asset may be required for items such as initial direct costs paid or incentives received.

Lease expense is recognized over the expected term on a straight-line basis. Operating leases are recognized on the consolidated balance sheets as operating lease right-of-use assets, operating lease liabilities current and operating lease liabilities non-current.

Revenue [Policy Text Block]

Revenue from Contracts with Customers

The Company follows the provisions of Accounting Standards Codification, or ASC, Topic 606, Revenue from Contracts with Customers. This guidance provides a unified model to determine how revenue is recognized. The Company recognizes revenue upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. The Company sells its products primarily through wholesale and specialty distributors.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Product Sales Revenue

The Company sells its product primarily through distributors. Revenues from product sales are recognized when distributors obtain control of the Company’s product, which occurs at a point in time, upon delivery to such distributors. These distributors subsequently resell the product to certified medically supervised healthcare settings. In addition to distribution agreements with these customers, the Company enters into arrangements with group purchasing organizations, or GPOs, and other certified medically supervised healthcare settings that provide for privately negotiated discounts with respect to the purchase of its products. For revenue recognition under bill-and-hold arrangements, wherein the customer agrees to buy product from the Company but requests delivery at a later date, the Company deems that control passes to the customer when the product is ready for delivery. The Company recognizes revenue under these types of arrangements when a signed agreement is in place, the transaction is billable, the customer has significant risk and rewards for the product and the ability to direct the asset, the product has been set aside specifically for the customer, and the product cannot be redirected to another customer. Revenue from product sales is recorded at the transaction price, net of estimates for variable consideration consisting of chargebacks, government rebates, returns, distribution fees, GPO fees and product returns. Variable consideration is recorded at the time product sales are recognized resulting in a reduction in product revenue. The amount of variable consideration that is included in the transaction price may be constrained and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Variable consideration is estimated using the most-likely amount method, which is the single-most likely outcome under a contract and is typically at the stated contractual rate. Where appropriate, these estimates take into consideration a range of possible outcomes that are probability-weighted in accordance with the expected value method under ASC Topic 606 for relevant factors. These factors include current contractual and statutory requirements, specific known market events and trends, industry data, and/or forecasted customer buying and payment patterns. Actual amounts of consideration ultimately received may differ from the Company’s estimates. If actual results vary materially from the Company’s estimates, the Company will adjust these estimates, which will affect revenue from product sales and earnings in the period such estimates are adjusted. These estimates include:

Chargebacks – The Company’s customers subsequently resell its product to qualified healthcare providers. In addition to distribution agreements with customers, the Company enters into arrangements with qualified healthcare providers that provide discounts with respect to the purchase of its product. Chargebacks represent the estimated obligations resulting from contractual commitments to sell product to qualified healthcare providers at prices lower than the list prices charged to customers who directly purchase the product from the Company. Customers charge the Company for the difference between what they pay for the product and the ultimate selling price to the qualified healthcare providers. These reserves are established in the same period that the related revenue is recognized, resulting in a reduction of product revenue-related accrued liabilities on the consolidated balance sheets. Chargeback amounts are determined at the time of resale to the qualified healthcare providers by customers, and the Company issues credits for such amounts generally within a few weeks of the customer's notification to the Company of the resale. Reserves for chargebacks consists of credits that the Company expects to issue for units that remain in the distribution channel inventories at each reporting period end that the Company expects will be sold to the qualified healthcare providers, and chargebacks for units that the Company’s customers have sold to the qualified healthcare providers, but for which credits have not been issued.

Government Rebates – The Company is subject to discount obligations under state Medicaid programs. The Company estimates its Medicaid rebates, and reserves are recorded in the same period the related product revenue is recognized, resulting in a reduction of product revenue and the establishment of a current liability that is included in accrued liabilities on the consolidated balance sheets.

Returns – The Company allows its distributors to return product for credit 6 months prior to, and up to 12 months after, the product expiration date. As such, there may be a significant period of time between the time the product is shipped and the time the credit is issued on returned product.

Distribution Fees – Distribution fees include fees paid to certain customers for sales order management, data and distribution services. Distribution fees are recorded as a reduction of revenue in the period the related product revenue is recognized.

GPO Fees – The Company pays administrative fees to GPOs for services and access to data. These fees are based on contracted terms and are paid after the quarter in which the product was purchased by the GPOs’ members.

Trade Discounts and Allowances - The Company provides its customers with discounts which include early payment incentives that are explicitly stated in its contracts and are recorded as a reduction of revenue in the period the related product revenue is recognized.

The Company believes its estimated allowances for chargebacks, government rebates and product returns require a high degree of judgment and are subject to change based on its limited experience and certain quantitative and qualitative factors. The Company believes its estimated allowances for distribution fees, GPO fees and trade discounts and allowances do not require a high degree of judgment because the amounts are settled within a relatively short period of time. The Company will continue to assess its estimates of variable consideration as it accumulates additional historical data and will adjust these estimates accordingly. Changes in product revenue allowance estimates could materially affect the Company’s results of operations and financial position.

Contract and Other Collaboration Revenue

The Company generates revenue from collaboration agreements. These agreements typically include payments for upfront signing or license fees, cost reimbursements for development and manufacturing services, milestone payments, product sales, and royalties on licensee’s future product sales. Product sales related revenue under these collaboration agreements is classified as product sales revenue, while other revenue generated from collaboration agreements is classified as contract and other collaboration revenue.

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in ASC Topic 606. The Company’s performance obligations include delivering products to its distributors, commercialization license rights, development services, services associated with the regulatory approval process, joint steering committee services, demonstration devices, manufacturing services, material rights for discounts on manufacturing services, and product supply.

The Company has optional additional items in contracts, which are considered marketing offers and are accounted for as separate contracts when the customer elects such options. Arrangements that include a promise for future commercial product supply and optional research and development services at the customer’s or the Company’s discretion are generally considered as options. The Company assesses if these options provide a material right to the licensee and if so, such material rights are accounted for as separate performance obligations. If the Company is entitled to additional payments when the customer exercises these options, any additional payments are recorded in revenue when the customer obtains control of the goods or services.

Transaction Price

The Company has both fixed and variable consideration. Variable consideration for product revenue is described as Net product sales in the consolidated statements of operations. For collaboration agreements, non-refundable upfront fees and product supply selling prices are considered fixed, while milestone payments are identified as variable consideration when determining the transaction price. Funding of research and development activities is considered variable until such costs are reimbursed at which point, they are considered fixed. The Company allocates the total transaction price to each performance obligation based on the relative estimated standalone selling prices of the promised goods or services for each performance obligation.

At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the value of the associated milestone (such as a regulatory submission by the Company) is included in the transaction price. Milestone payments that are not within the control of the Company, such as approvals from regulators, are not considered probable of being achieved until those approvals are received.

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (a) when the related sales occur, or (b) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Allocation of Consideration

As part of the accounting for collaboration arrangements, the Company must develop assumptions that require judgment to determine the stand-alone selling price of each performance obligation identified in the contract. Estimated selling prices for license rights and material rights for discounts on manufacturing services are calculated using an income approach model and can include the following key assumptions: the development timeline, sales forecasts, costs of product sales, commercialization expenses, discount rate, the time which the manufacturing services are expected to be performed, and probabilities of technical and regulatory success. For all other performance obligations, the Company uses a cost-plus margin approach.

Timing of Recognition

Significant management judgment is required to determine the level of effort required under collaboration arrangements and the period over which the Company expects to complete its performance obligations under the arrangement. The Company estimates the performance period or measure of progress at the inception of the arrangement and re-evaluates it each reporting period. This re-evaluation may shorten or lengthen the period over which revenue is recognized. Changes to these estimates are recorded on a cumulative catch-up basis. If the Company cannot reasonably estimate when its performance obligations either are completed or become inconsequential, then revenue recognition is deferred until the Company can reasonably make such estimates. Revenue is then recognized over the remaining estimated period of performance using the cumulative catch-up method. Revenue is recognized for products at a point in time when control of the product is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for those product sales, which is typically once the product physically arrives at the customer, and for licenses of functional intellectual property at the point in time the customer can use and benefit from the license. For performance obligations that are services, revenue is recognized over time proportionate to the costs that the Company has incurred to perform the services using the cost-to-cost input method.

Cost of Goods and Service [Policy Text Block]

Cost of Goods Sold

Cost of goods sold for product revenue includes third-party manufacturing costs, shipping and handling costs, and indirect overhead costs associated with production and distribution which are allocated to the appropriate cost pool and recognized when revenue is recognized. Indirect overhead costs in excess of normal capacity are recorded as period costs in the period incurred.

Under the Grünenthal Agreements, the Company sold Zalviso to Grünenthal at predetermined, contractual transfer prices that were less than the direct costs of manufacturing and recognized indirect costs as period costs where they were in excess of normal capacity and not recoverable on a lower of cost or net realizable value basis. Cost of goods sold for Zalviso shipped to Grünenthal included the inventory costs of API, third-party contract manufacturing costs, packaging and distribution costs, shipping, handling and storage costs, depreciation and costs of the employees involved with production.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Expenses

Research and development costs are charged to expense when incurred. Research and development expenses include salaries, employee benefits, including stock-based compensation, consultant fees, laboratory supplies, costs associated with clinical trials and manufacturing, including contract research organization fees, other professional services and allocations of corporate costs. The Company reviews and accrues clinical trial expenses based on work performed, which relies on estimates of total costs incurred based on patient enrollment, completion of patient studies and other events.

Share-Based Payment Arrangement [Policy Text Block]

Stock-Based Compensation

Compensation expense for all stock-based payment awards made to employees and directors, including employee stock options and restricted stock units related to the 2020 Equity Incentive Plan, or 2020 EIP, the 2011 Equity Incentive Plan, or 2011 EIP, and employee share purchases related to the Amended and Restated 2011 Employee Stock Purchase Plan, or ESPP, is based on estimated fair values at grant date. The Company determines the grant date fair value of the awards using the Black-Scholes option-pricing model and generally recognizes the fair value as stock-based compensation expense on a straight-line basis over the vesting period of the respective awards. The Company applies the graded-vesting attribution method to awards with market conditions that include graded-vesting features. Additionally, the Company uses the Monte Carlo Simulation model to evaluate the derived service period and fair value of awards with market conditions, including assumptions of historical volatility and risk-free interest rate commensurate with the vesting term.

The Black-Scholes option pricing model requires inputs such as expected term, expected volatility and risk-free interest rate. These inputs are subjective and generally require significant analysis and judgment to develop. The expected term, which represents the period of time that options granted are expected to be outstanding, is derived by analyzing the historical experience of similar awards, giving consideration to the contractual terms of the stock‑based awards, vesting schedules and expectations of future employee behavior. Expected volatilities are estimated using the historical stock price performance over the expected term of the option, which are adjusted as necessary for any other factors which may reasonably affect the volatility of AcelRx’s stock in the future. The risk‑free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for the expected term of the award. The Company recognizes forfeitures when they occur and does not anticipate paying dividends in the near future.

Warrants, Policy [Policy Text Block]

Warrants Issued in Connection with Financings

The Company accounts for issued warrants as either liability or equity in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, or ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480-10, warrants are considered liability if they are mandatorily redeemable and they require settlement in cash or other assets, or a variable number of shares. If warrants do not meet liability classification under ASC 480-10, the Company considers the requirements of ASC 815-40 to determine whether the warrants should be classified as liability or equity. Under ASC 815-40, contracts that may require settlement for cash are liabilities, regardless of the probability of the occurrence of the triggering event. Liability classified warrants are measured at fair value on the issuance date and at the end of each reporting period. Any change in the fair value of the warrants after the issuance date is recorded in the consolidated statements of operations. If warrants do not require liability classification under ASC 815-40, in order to conclude warrants should be classified as equity, the Company assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC 815-40 or other applicable GAAP. Equity classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date.

Costs Associated with Exit or Disposal Activities or Restructurings, Policy [Policy Text Block]

Restructuring Costs

The Company’s restructuring costs consist of employee termination benefit costs. Liabilities for costs associated with the cost reduction plan are recognized when the liability is incurred and are measured at fair value. One-time termination benefits are expensed at the date the Company notifies the employee, unless the employee must provide future service, in which case the benefits are expensed ratably over the future service period.

In May 2022, the Company initiated a reorganization that eliminated approximately 40% of its employees, primarily within the commercial organization. For the year ended December 31, 2022, the Company incurred approximately $0.5 million in employee termination benefits related to this restructuring, all of which has been paid. This headcount reduction was completed in the second quarter of 2022. No additional expenses are anticipated in connection with this cost reduction plan.

Interest Expense, Policy [Policy Text Block]

Non-Cash Interest Income (Expense) on Liability Related to Sale of Future Royalties

In September 2015, the Company sold certain royalty and milestone payment rights from the sales of Zalviso in the European Union by Grünenthal to PDL for gross proceeds of $65.0 million. Grünenthal terminated the Grünenthal Agreements effective November 13, 2020. The terms of the Grünenthal Agreements were extended to May 2021 to enable Grünenthal to sell down its Zalviso inventory. The rights to market and sell Zalviso in the Territory reverted back to the Company in May 2021.

Under the Royalty Monetization, the Company had a continuing obligation to use commercially reasonable efforts to negotiate a replacement license agreement, or New Arrangement. Under the relevant accounting guidance, because of the Company’s significant continuing involvement, the Royalty Monetization was accounted for as a liability that is being amortized using the effective interest method over the life of the arrangement. In order to determine the amortization of the liability, the Company was required to estimate the total amount of future royalty and milestone payments to be received by ARPI LLC and payments made to PDL, up to a capped amount of $195.0 million, over the life of the arrangement. The aggregate future estimated royalty and milestone payments (subject to the capped amount), less the $61.2 million of net proceeds the Company received, was to be amortized as interest expense over the life of the liability. Consequently, the Company imputed interest on the unamortized portion of the liability and recorded interest expense, or interest income, as these estimates were updated and recorded non-cash royalty revenues and non-cash interest income (expense), net, within its consolidated statements of operations over the term of the Royalty Monetization.

When the expected payments under the Royalty Monetization were lower than the gross proceeds of $65.0 million received, the Company deferred recognition of any probable contingent gain until the Royalty Monetization liability expired. See Note 11, “Liability Related to Sale of Future Royalties”.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive income (loss) and is disclosed in the consolidated statements of operations. For the Company, other comprehensive income (loss) consists of changes in unrealized gains and losses on the Company’s investments.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred tax assets and liabilities are measured based on differences between the financial reporting and tax basis of assets and liabilities using enacted rates and laws that are expected to be in effect when the differences are expected to reverse. The Company records a valuation allowance for the full amount of deferred assets, which would otherwise be recorded for tax benefits relating to operating loss and tax credit carryforwards, as realization of such deferred tax assets cannot be determined to be more likely than not.

Earnings Per Share, Policy [Policy Text Block]

Net Income (Loss) per Share of Common Stock

Basic and diluted net income (loss) per common share, or EPS, are calculated in accordance with the provisions of Financial Accounting Standards Board, or FASB, ASC Topic 260, Earnings per Share.

The Company applies the two-class method to compute basic and, if more dilutive than other methods, diluted net income or loss per share. The two-class method is an earnings allocation formula that treats participating securities as having rights to earnings that would otherwise have been available to common stockholders (including pre-funded warrants). Shares of common stock into which the pre-funded warrants may be exercised are considered outstanding for the purposes of computing net loss per share because the shares may be issued for little or no consideration and are exercisable after the original issuance date. In addition, the Company is required to calculate diluted net income or loss per share under the two-class method if the effect is more dilutive than the application of another dilutive method of calculating diluted EPS (i.e., the treasury stock, if-converted, or contingently issuable share method). In periods where there is a net loss, no allocation of undistributed net loss to participating securities is performed if the holders of these securities are not contractually obligated to participate in the Company’s losses. The Company’s participating securities include the November 2021 Financing Warrants, 2022 Warrants and the Series A Redeemable Convertible Preferred Stock (see Note 12, “Warrants” and Note 14, “Stockholder’s Equity (Deficit)” below).

For additional information regarding the net income (loss) per share, see Note 16, “Net Income (Loss) per Share of Common Stock”.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Adopted Accounting Pronouncements

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force), or ASU-2021-14, which provides guidance on modifications or exchanges of a freestanding equity-classified written call option that is not within the scope of another topic. An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument, and provides further guidance on measuring the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU 2021-04 also provides guidance on the recognition of the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration. ASU 2021-04 is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply ASU 2021-04 prospectively to modifications or exchanges occurring on or after the effective date of ASU 2021-04.

The Company adopted ASU 2021-04 effective January 1, 2022, on a prospective basis. In conjunction with the warrant amendments discussed in Note 12, “Warrants”, the Company recorded issuance costs of $0.7 million as an expense and $0.1 million as a reduction of proceeds in additional paid-in capital for the corresponding increase to the remeasured fair value of the equity-classified warrants as of the modification date.

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments, or ASU 2016-13. ASU 2016-13 replaces the incurred loss impairment model in current GAAP with a model that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption allowed beginning January 1, 2020. In May 2019, the FASB issued ASU 2019-05, Financial Instruments – Credit Losses, or ASU 2019-05, to allow entities to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost upon adoption of the new credit losses standard. The new effective dates and transition align with those of ASU 2016-13. Management does not anticipate adoption of these new standards to have a material impact on the Company’s financial position, results of operations or cash flows.